INTANGIBLE ASSETS, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Gross carrying amount	$ 14,088	$ 10,006
Less: accumulated amortization	(3,872)	(2,313)
Intangible assets, net	10,216	7,693
Amortization expense on intangible assets	1,439	900	$ 315
Computer software
INTANGIBLE ASSETS, NET
Gross carrying amount	8,525	6,328
Less: accumulated amortization	(3,041)	(1,647)
License
INTANGIBLE ASSETS, NET
Gross carrying amount	2,000	2,000
Trading right
INTANGIBLE ASSETS, NET
Gross carrying amount	1,000	1,000
Less: accumulated amortization	(500)	(500)
Golf membership
INTANGIBLE ASSETS, NET
Gross carrying amount	2,563	678
Less: accumulated amortization	$ (331)	$ (166)